ASSETS HELD FOR SALE (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
ASSETS HELD FOR SALE
Balance at the beginning of the year		R$ 181,279	R$ 199,050
Additions	[1]	9,028	25,779
Transfer to Property, Plant and Equipment, other assets and liabilities	[2]	(25,779)	(29,610)
Sale	[3]	(97,905)	(61,760)
Exchange rate variation		(13,702)	47,820
Balance as of the end of the year		R$ 52,921	R$ 181,279

[1]	During the third quarter of 2021, the subsidiary Avon made its operations in India available for sale.
[2]	In the first quarter of 2021, the subsidiary Avon identified new circumstances in the sale transaction of the Saudi Arabia operation, which in 2020 was classified as an available-for-sale asset, which resulted in the reclassification of this transaction from held for sale to property, plant and equipment. At the time of the reclassification, an actual depreciation was recorded, resulting in an immaterial impact on the consolidated financial statements.
[3]	During the third and fourth quarters of 2021, the subsidiary Avon completed the sale of the operations located in Spain, India and Saudi Arabia, resulting in a gain of roughly R$14,600.